Annual Total Returns[BarChart] - PSF Stock Index Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.95%	15.68%	31.89%	13.31%	1.18%	11.83%	21.46%	(4.61%)	31.07%	18.08%